IFRS 7 - Disclosure - Market Risk - Summary of Structural Interest Rate Sensitivity - Measures (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023
100 basis point increase in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	$ 224	$ 305	$ 414
Increase (decrease) in EVE	(1,325)	(1,187)	(886)
100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(271)	(361)	(396)
Increase (decrease) in EVE	1,248	1,104	831
Canadian currency [member] | 100 basis point increase in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	145	216	303
Increase (decrease) in EVE	(919)	(820)	(593)
Canadian currency [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(191)	(273)	(310)
Increase (decrease) in EVE	831	724	519
Denominated in U.S. dollars [member] | 100 basis point increase in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	79	89	111
Increase (decrease) in EVE	(406)	(367)	(293)
Denominated in U.S. dollars [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(80)	(88)	(86)
Increase (decrease) in EVE	$ 417	$ 380	$ 312